Accrued Expenses and Other Current Liabilities (Tables)	6 Months Ended
Mar. 31, 2022
Disclosure Text Block Supplement [Abstract]
Schedule of accrued expenses and other current liabilities
	March 31, 2022	September 30, 2021
Accrued payroll and welfare	$1,473,099	$1,595,943
Other payables and accruals	558,992	453,036
Total	$2,032,091	$2,048,979